SCHEDULE OF DEFERRED INITIAL PUBLIC OFFERING IPO COSTS (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Deferred Initial Public Offering Ipo Costs
Underwriting fee	$ 80,000	$ 80,000
Nasdaq filing fee	5,000	5,000
FINRA filing fee	2,750	2,750
Total	$ 87,750	$ 87,750